STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Stock option based employee compensation is summarized as follows:

	Fiscal Year 2013	Fiscal Year 2012

Non-cash compensation expense related to the 2010 Options	$17,405	$24,453

Non-cash compensation expense related to the 2013 Options	28,461	—

Total non-cash compensation through the issuance of stock options	$45,866	$24,453